Subsequent events	9 Months Ended
Sep. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
27. Subsequent events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited consolidated interim financial statements were authorized for release. Based upon this review, the Company identified no subsequent event requiring disclosure.